Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	GRANITE RIDGE RESOURCES, INC.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-41537
Entity Tax Identification Number	88-2227812
Entity Address, Address Line One	5217 McKinney Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	214
Local Phone Number	396-2850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001928446
Amendment Flag	false